Stockholders' Equity (Details Narrative) - shares	6 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Equity [Abstract]
Common stock, Issued	155,560,000	155,560,000
Common stock, outstanding	155,560,000	155,560,000
Stock options, warrants or other potentially dilutive securities outstanding, shares